Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Mortgage-backed securities
Estimated fair value	$ 211,916	$ 225,792
U.S. Government sponsored enterprises
Estimated fair value	5,202	8,732
State and political subdivisions
Estimated fair value	110,574	104,455
US Treasury [Member]
Estimated fair value	7,609	7,257
Mutual Funds Held In Deferred Compensation Trust Member
Estimated fair value	2,855	2,726
Private label mortgage-backed securities
Estimated fair value	42,062	41,767
Level 3 | Mortgage-backed securities
Estimated fair value	0	0
Level 3 | U.S. Government sponsored enterprises
Estimated fair value	0	0
Level 3 | State and political subdivisions
Estimated fair value	0	0
Level 3 | US Treasury [Member]
Estimated fair value	0	0
Level 3 | Mutual Funds Held In Deferred Compensation Trust Member
Estimated fair value	0	0
Level 3 | Private label mortgage-backed securities
Estimated fair value	0	0
Level 1 | Mortgage-backed securities
Estimated fair value	0	0
Level 1 | U.S. Government sponsored enterprises
Estimated fair value	0	0
Level 1 | State and political subdivisions
Estimated fair value	0	0
Level 1 | US Treasury [Member]
Estimated fair value	0	0
Level 1 | Mutual Funds Held In Deferred Compensation Trust Member
Estimated fair value	2,855	2,726
Level 1 | Private label mortgage-backed securities
Estimated fair value	0	0
Level 2 | Mortgage-backed securities
Estimated fair value	211,916	225,792
Level 2 | U.S. Government sponsored enterprises
Estimated fair value	5,202	8,732
Level 2 | State and political subdivisions
Estimated fair value	110,574	104,455
Level 2 | US Treasury [Member]
Estimated fair value	7,609	7,257
Level 2 | Mutual Funds Held In Deferred Compensation Trust Member
Estimated fair value	0	0
Level 2 | Private label mortgage-backed securities
Estimated fair value	$ 42,062	$ 41,767